Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 790	$ 654
Guarantees and commitments	523	665
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to associates, highest amount during the year	22	0
Amounts due to associates	22	0
Associates
Disclosure of transactions between related parties [line items]
Amounts due to associates, highest amount during the year	2,020	2,617
Amounts due to associates	273	1,232
Unsubordinated Accounts Receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	130	138
Amounts due from joint ventures and associates	115	119
Unsubordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	3,887	3,104
Amounts due from joint ventures and associates	3,000	2,537
Subordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	0	411
Amounts due from joint ventures and associates	$ 0	$ 411